Inventories, Net - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 3,325,098	$ 452,952
Working in process	133,276	137,682
Finished goods	119,551	837,082
Total	$ 3,577,925	$ 1,427,716